Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of Other Non-current Liabilities

Other non-current liabilities consist of the following at December 31 (in thousands):

	2019	2020
Equity-settled awards liability	$12,139	$-
Cash-settled awards liability	3,120	24,295
Employee severance liability	1,048	1,821
Other	148	-
Total non-current liabilities	$16,455	$26,116

Summary of Equity Settled Share Based Payment Plans

During the year ended December 31, 2020, the Group had four equity settled share based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	36,736,590
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

Summary of Movements on Share Options and Weighted Average Exercise Prices

Movements on the share options were as follows:

	2018	2019	2020
	Number of options & RSU's	Number of options & RSU's	Number of options & RSU's
Options & RSU's at beginning of year	32,307,010	44,218,814	39,583,858
Options & RSU's granted	18,209,410	13,585,502	19,685,173
Options & RSU's exercised	(3,032,571)	(7,503,814)	(11,817,074)
Options & RSU's forfeited	(3,265,035)	(10,716,644)	(4,388,244)
Options & RSU's at end of year	44,218,814	39,583,858	43,063,713
Options & RSU's exercisable at end of year	16,830,409	10,360,642	11,944,576

Weighted average exercise prices were as follows:

	2018	2019	2020
Options & RSU's at beginning of year	$4.43	$6.15	$8.23
Options & RSU's granted	$9.84	$8.94	$5.38
Options & RSU's forfeited	$7.31	$5.70	$7.02
Options & RSU's exercised	$2.38	$1.25	$5.63
Options & RSU's at end of year	$6.15	$8.23	$8.00
Options & RSU's exercisable at year end	$2.33	$6.40	$8.96
Weighted average remaining contracted life of options & RSU's outstanding at year end	9.54 years	9.79 years	8.94 years

Summary of Exercise Price of Options and Restricted Stock Units Outstanding

	2018	2019	2020
	Number of options & RSU's	Number of options & RSU's	Number of options & RSU's
Exercise price of options & RSU's outstanding at year end
$0.00 to $0.08	4,416,525	8,545,400	11,878,888
$0.09 to $0.56	2,126,540	27,340	27,340
$0.57 to $3.52	4,595,104	629,730	320,944
$3.53 to $5.73	6,257,690	3,225,120	2,020,354
$5.74 to $7.39	7,890,495	5,873,001	3,385,770
$7.40 to $20.00	18,932,460	17,402,097	21,965,750
$20.01 to $27.09	-	3,881,170	3,423,111
$27.10 to $40.00	-	-	41,556
	44,218,814	39,583,858	43,063,713
Weighted average fair value of options & RSU's granted in year	$4.17	$15.54	$8.81

Summary of Inputs in Black Scholes Model for Share Options Granted

Inputs in the Black Scholes model for share options granted during the year and prior year were as follows:

	2018	2019	2020
Black Scholes model
Weighted average share price	$11.83	$21.73	$12.44
Weighted average exercise price	$9.84	$8.94	$5.38
Average expected volatility	23%	36%	40%
Expected life	4 years	4 years	4 years
Risk free rate	2.75%	2.15%	1.05%
Expected dividends	$nil	$nil	$nil